Shareholder Report, Holdings (Details) - C000255294 [Member]	Jul. 31, 2026
NVIDIA Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.30%
Apple, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.90%
Alphabet, Inc. - Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.40%
Microsoft Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.30%
Amazon.com, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%
Broadcom, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
Meta Platforms, Inc. - Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
Eli Lilly & Co. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
JPMorgan Chase & Co. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
Berkshire Hathaway, Inc. - Class B [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
Information Technology [Member]
Holdings [Line Items]
Percent of Net Asset Value	36.40%
Financial Service [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.70%
Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.20%
Health Care [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.30%
Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.10%
Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.80%
Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.50%
Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
Real Estate [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%